ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current	$ 24,825		$ 19,865
Accounts payable and other	50,682	$ 50,682	43,077
Current portion of accounts payable and other	$ 25,857		$ 23,212